DISCONTINUED OPERATIONS (Schedule of cash flows of cash and cash equivalents Wuhu Feishang) (Details) - Discontinued operation of Wuhu Feishang [Member] ¥ in Thousands	2 Months Ended
Mar. 03, 2017 CNY (¥)
Statement Line Items [Line Items]
Cash consideration received	¥ 1,000
Less: Cash and cash equivalents disposed of	(18)
Net cash inflows from the disposal of Double Grow	¥ 982